The Gabelli Equity Trust Inc.
Schedule of Investments — September 30, 2022 (Unaudited)
Shares
Market
Value
COMMON STOCKS — 98 .7%
Financial Services — 11 .9%
71,000 Aegon NV ...................... $ 285,432
5,750 Ally Financial Inc. ................. 160,022
280,000 American Express Co. .............. 37,774,800
28,000 Apollo Global Management Inc. ....... 1,302,000
16,000 Argo Group International Holdings Ltd. .. 308,160
6,100 Axis Capital Holdings Ltd. ........... 299,815
28,400 Banco Bilbao Vizcaya Argentaria SA .... 128,604
75,000 Banco Santander SA , ADR ........... 174,000
75,000 Bank of America Corp. .............. 2,265,000
69,000 Barclays plc ..................... 111,172
107 Berkshire Hathaway Inc. , Cl. A † ....... 43,492,290
3,250 Berkshire Hathaway Inc. , Cl. B † ....... 867,815
210 BlackRock Inc. ................... 115,559
42,500 Blackstone Inc. ................... 3,557,250
1,280 Block Inc. † ...................... 70,387
90,000 Blue Owl Capital Inc. ............... 830,700
7,000 Brookfield Asset Management Inc. , Cl. A . 286,230
2,250 Capital One Financial Corp. ........... 207,383
170,419 Cipher Mining Inc. † ................ 214,728
132,890 Citigroup Inc. .................... 5,537,526
35,574 Commerzbank AG † ................ 255,974
71,500 Compass Diversified Holdings ........ 1,291,290
22,245 Credit Agricole SA ................. 182,345
5,000 Cullen/Frost Bankers Inc. ............ 661,100
134,200 Dah Sing Banking Group Ltd. ......... 88,901
102,300 Dah Sing Financial Holdings Ltd. ...... 233,020
46,900 Daiwa Securities Group Inc. .......... 183,543
30,000 Deutsche Bank AG ................ 222,000
900 Deutsche Boerse AG ............... 148,404
260 Diamond Hill Investment Group Inc. .... 42,900
468 E-L Financial Corp. Ltd. ............. 290,012
2,000 EXOR NV † ...................... 128,347
5,000 Federated Hermes Inc. .............. 165,600
3,500 First American Financial Corp. ........ 161,350
456 First Citizens BancShares Inc. , Cl. A .... 363,628
17,500 Focus Financial Partners Inc. , Cl. A † .... 551,425
27,420 Franklin Resources Inc. ............. 590,078
50,000 GAM Holding AG † ................. 46,620
10,000 Hannon Armstrong Sustainable
Infrastructure Capital Inc. , REIT ...... 299,300
5,000 Icahn Enterprises LP ............... 248,350
20,500 ING Groep NV .................... 177,966
48,000 Interactive Brokers Group Inc. , Cl. A .... 3,067,680
104,000 Janus Henderson Group plc .......... 2,112,240
12,800 Japan Post Bank Co. Ltd. ............ 89,237
99,800 Jefferies Financial Group Inc. ......... 2,944,100
35,400 JPMorgan Chase & Co. ............. 3,699,300
5,000 Julius Baer Group Ltd. .............. 220,432
29,800 Kinnevik AB , Cl. A † ................ 398,492
115,000 Liberty Media Acquisition Corp. , Cl. A † .. 1,143,100
Shares
Market
Value
14,000 Loews Corp. ..................... $ 697,760
20,000 Manning & Napier Inc. .............. 245,400
69,000 Marsh & McLennan Companies Inc. .... 10,301,010
9,250 Moody's Corp. ................... 2,248,767
38,148 Morgan Stanley .................. 3,014,073
240 MSCI Inc. ....................... 101,230
84,035 NatWest Group plc ................ 211,960
120,000 New York Community Bancorp Inc. ..... 1,023,600
7,320 NN Group NV .................... 286,743
11,610 PayPal Holdings Inc. † .............. 999,273
5,500 Plus500 Ltd. ..................... 101,143
26,000 Polar Capital Holdings plc ........... 120,476
75,000 Post Holdings Partnering Corp. † ....... 745,125
520,000 Post Holdings Partnering Corp. , Cl. A † .. 5,038,800
6,000 Prosus NV ...................... 317,360
30,050 Pzena Investment Management Inc. , Cl. A 284,874
63,700 S&P Global Inc. .................. 19,450,795
5,000 Sculptor Capital Management Inc. ...... 44,200
8,750 Shinhan Financial Group Co. Ltd. , ADR .. 201,250
1,100 Silvercrest Asset Management Group Inc. ,
Cl. A ......................... 17,985
4,000 Societe Generale SA ............... 80,031
45,000 Standard Chartered plc ............. 284,787
115,800 State Street Corp. ................. 7,041,798
86,700 T. Rowe Price Group Inc. ............ 9,104,367
156,400 The Bank of New York Mellon Corp. .... 6,024,528
58,000 The Charles Schwab Corp. ........... 4,168,460
13,800 The Goldman Sachs Group Inc. ....... 4,044,090
17,000 Truist Financial Corp. ............... 740,180
7,300 TrustCo Bank Corp. NY ............. 229,366
42,500 W. R. Berkley Corp. ................ 2,744,650
5,800 Webster Financial Corp. ............. 262,160
227,500 Wells Fargo & Co. ................. 9,150,050
18,378 Westwood Holdings Group Inc. ....... 176,980
207,498,878
Food and Beverage — 11 .0%
3,000 Ajinomoto Co. Inc. ................ 82,125
2,100 Anheuser-Busch InBev SA/NV ........ 96,206
25,356 BellRing Brands Inc. † .............. 522,587
95,800 Brown-Forman Corp. , Cl. A .......... 6,472,248
49,300 Brown-Forman Corp. , Cl. B .......... 3,281,901
39,000 Campbell Soup Co. ................ 1,837,680
66,000 Chr. Hansen Holding A/S ............ 3,260,634
15,000 Coca-Cola Europacific Partners plc ..... 639,300
60,000 Conagra Brands Inc. ............... 1,957,800
26,500 Constellation Brands Inc. , Cl. A ........ 6,086,520
25,000 Crimson Wine Group Ltd. † ........... 158,750
190,500 Danone SA ...................... 9,067,996
850,000 Davide Campari-Milano NV .......... 7,590,683
3,700 Diageo plc ...................... 156,884
131,500 Diageo plc , ADR .................. 22,330,015

The Gabelli Equity Trust Inc.
Schedule of Investments (Continued) — September 30, 2022 (Unaudited)
Shares
Market
Value
COMMON STOCKS (Continued)
Food and Beverage (Continued)
63,083 Farmer Brothers Co. † .............. $ 295,859
90,000 Flowers Foods Inc. ................ 2,222,100
81,000 Fomento Economico Mexicano SAB de CV ,
ADR ......................... 5,082,750
15,000 General Mills Inc. ................. 1,149,150
17,500 Glanbia plc ...................... 202,037
1,848,400 Grupo Bimbo SAB de CV , Cl. A ........ 6,495,259
41,300 Heineken NV .................... 3,637,179
10,000 Ingredion Inc. .................... 805,200
105,000 ITO EN Ltd. ..................... 4,251,365
58,200 Kerry Group plc , Cl. A .............. 5,189,400
2,200 Laurent-Perrier ................... 207,418
9,700 LVMH Moet Hennessy Louis Vuitton SE .. 5,802,758
35,000 Maple Leaf Foods Inc. .............. 522,967
35,000 Molson Coors Beverage Co. , Cl. B ...... 1,679,650
232,000 Mondelēz International Inc. , Cl. A ...... 12,720,560
14,000 Morinaga Milk Industry Co. Ltd. ....... 411,594
41,000 Nestlé SA ....................... 4,449,458
19,000 Nomad Foods Ltd. † ................ 269,800
131,000 PepsiCo Inc. ..................... 21,387,060
39,200 Pernod Ricard SA ................. 7,255,232
35,000 Post Holdings Inc. † ................ 2,866,850
41,000 Remy Cointreau SA ................ 6,867,112
750 The Boston Beer Co. Inc. , Cl. A † ....... 242,738
70,000 The Coca-Cola Co. ................ 3,921,400
62,500 The Hain Celestial Group Inc. † ........ 1,055,000
24,000 The J.M. Smucker Co. .............. 3,297,840
84,000 The Kraft Heinz Co. ................ 2,801,400
41,200 Tootsie Roll Industries Inc. ........... 1,371,136
22,200 TreeHouse Foods Inc. † ............. 941,724
40,000 Tyson Foods Inc. , Cl. A ............. 2,637,200
332,000 Yakult Honsha Co. Ltd. ............. 19,291,923
192,872,448
Equipment and Supplies — 7 .1%
340,000 AMETEK Inc. .................... 38,559,400
14,000 Amphenol Corp. , Cl. A .............. 937,440
25,000 Ardagh Group SA ................. 302,500
113,000 Ardagh Metal Packaging SA .......... 546,920
128,195 CIRCOR International Inc. † .......... 2,113,935
3,000 Crown Holdings Inc. ............... 243,090
1,395 Danaher Corp. ................... 360,314
294,000 Donaldson Co. Inc. ................ 14,408,940
22,000 DS Smith plc .................... 63,105
153,300 Flowserve Corp. .................. 3,725,190
36,700 Franklin Electric Co. Inc. ............ 2,998,757
15,500 Hubbell Inc. ..................... 3,456,500
130,000 IDEX Corp. ...................... 25,980,500
55,000 Ilika plc † ....................... 33,469
15,525 Kimball Electronics Inc. † ............ 266,254
Shares
Market
Value
100,000 Mueller Industries Inc. .............. $ 5,944,000
159,000 Mueller Water Products Inc. , Cl. A ..... 1,632,930
8,000 Sealed Air Corp. .................. 356,080
20,000 Tenaris SA , ADR .................. 516,800
270,000 The L.S. Starrett Co. , Cl. A † .......... 2,384,100
80,000 The Timken Co. ................... 4,723,200
59,600 The Weir Group plc ................ 935,975
104,500 Watts Water Technologies Inc. , Cl. A .... 13,138,785
123,628,184
Diversified Industrial — 5 .7%
500 Agilent Technologies Inc. ............ 60,775
214,844 Ampco-Pittsburgh Corp. † ........... 790,626
42,006 AZZ Inc. ........................ 1,533,639
159,100 Crane Holdings Co. ................ 13,927,614
4,999 Esab Corp. ...................... 166,767
28,875 General Electric Co. ................ 1,787,651
126,000 Greif Inc. , Cl. A ................... 7,505,820
13,000 Greif Inc. , Cl. B ................... 790,400
65,000 Griffon Corp. .................... 1,918,800
150,000 Honeywell International Inc. .......... 25,045,500
29,119 Ingersoll Rand Inc. ................ 1,259,688
88,925 ITT Inc. ........................ 5,810,359
35,000 Kennametal Inc. .................. 720,300
50,000 Myers Industries Inc. .............. 823,500
30,000 nVent Electric plc ................. 948,300
100,000 Park-Ohio Holdings Corp. ........... 1,131,000
9,000 Proto Labs Inc. † .................. 327,870
1,600 Rheinmetall AG ................... 248,070
500 Roper Technologies Inc. ............ 179,820
1,850 Siemens AG ..................... 183,485
514,000 Steel Partners Holdings LP † .......... 21,331,000
11,000 Sulzer AG ....................... 638,239
48,500 Textron Inc. ..................... 2,825,610
2,500 The Eastern Co. .................. 43,375
100,000 Toray Industries Inc. ............... 491,812
43,000 Trane Technologies plc ............. 6,226,830
28,000 Tredegar Corp. ................... 264,320
90,000 Trinity Industries Inc. ............... 1,921,500
4,000 Valmont Industries Inc. ............. 1,074,480
17,000 Vantage Towers AG ................ 442,179
100,419,329
Health Care — 5 .7%
1,000 10X Genomics Inc. , Cl. A † ........... 28,480
10,767 2seventy bio Inc. † ................. 156,660
500 Abbott Laboratories ............... 48,380
5,700 AbbVie Inc. ..................... 764,997
5,000 ACADIA Pharmaceuticals Inc. † ........ 81,800
1,736 Acorda Therapeutics Inc. † ........... 519
2,000 Aerie Pharmaceuticals Inc. † .......... 30,260
16,200 Alcon Inc. ...................... 942,516
500 Align Technology Inc. † ............. 103,555

The Gabelli Equity Trust Inc.
Schedule of Investments (Continued) — September 30, 2022 (Unaudited)
Shares
Market
Value
COMMON STOCKS (Continued)
Health Care (Continued)
4,000 Alimera Sciences Inc. † ............. $ 20,320
7,000 AmerisourceBergen Corp. ........... 947,310
25,000 Amgen Inc. ..................... 5,635,000
2,764 Anika Therapeutics Inc. † ............ 65,783
10,901 Aptinyx Inc. † .................... 4,013
2,000 AstraZeneca plc .................. 222,059
1,000 Avantor Inc. † .................... 19,600
76,309 Axogen Inc. † .................... 909,603
12,000 Bausch + Lomb Corp. † ............. 184,080
14,000 Baxter International Inc. ............. 754,040
1,000 Becton, Dickinson and Co. ........... 222,830
1,200 Berkeley Lights Inc. † ............... 3,432
6,800 Biogen Inc. † ..................... 1,815,600
13,600 BioMarin Pharmaceutical Inc. † ........ 1,152,872
1,400 Bio-Rad Laboratories Inc. , Cl. A † ...... 583,996
23,500 Bluebird Bio Inc. † ................. 148,755
131,000 Boston Scientific Corp. † ............ 5,073,630
1,000 Bridgebio Pharma Inc. † ............. 9,940
99,500 Bristol-Myers Squibb Co. ............ 7,073,455
607 Calithera Biosciences Inc. † .......... 1,785
11,000 Cardiovascular Systems Inc. † ........ 152,460
400 Charles River Laboratories International
Inc. † ........................ 78,720
3,300 Cigna Corp. ..................... 915,651
30,400 Clovis Oncology Inc. † .............. 36,176
178,325 ConforMIS Inc. † .................. 34,096
33,068 Covetrus Inc. † ................... 690,460
1,500 Cutera Inc. † ..................... 68,400
6,000 CVS Group plc ................... 114,759
8,000 CytomX Therapeutics Inc. † .......... 11,600
800 Dechra Pharmaceuticals plc .......... 23,421
242,000 Demant A/S † .................... 6,027,272
30,488 Eargo Inc. † ..................... 32,012
3,280 Edwards Lifesciences Corp. † ......... 271,026
2,500 eHealth Inc. † .................... 9,775
62,000 ElectroCore Inc. † ................. 25,172
21,103 Electromed Inc. † .................. 216,306
300 Elevance Health Inc. ............... 136,272
200 Embecta Corp. ................... 5,758
5,000 Enovis Corp. † .................... 230,350
91 Euroapi SA † ..................... 1,520
800 Eurofins Scientific SE .............. 47,921
3,000 Evolus Inc. † ..................... 24,150
13,840 Exact Sciences Corp. † .............. 449,662
3,100 Fresenius SE & Co. KGaA ............ 66,687
2,000 G1 Therapeutics Inc. † .............. 24,980
5,000 Galapagos NV , ADR † ............... 213,200
1,390 Gerresheimer AG ................. 68,522
6,250 Gilead Sciences Inc. ............... 385,563
16,183 Ginkgo Bioworks Holdings Inc. † ....... 50,491
Shares
Market
Value
5,201 Glaukos Corp. † ................... $ 276,901
35,919 GoodRx Holdings Inc. , Cl. A † ......... 167,742
2,000 Gritstone bio Inc. † ................ 5,140
2,500 Guardant Health Inc. † .............. 134,575
1,000 Haemonetics Corp. † ............... 74,030
6,050 HCA Healthcare Inc. ............... 1,111,930
73,000 Henry Schein Inc. † ................ 4,801,210
1,400 Hologic Inc. † .................... 90,328
50 ICU Medical Inc. † ................. 7,530
3,400 Idorsia Ltd. † ..................... 44,313
200 Illumina Inc. † .................... 38,158
7,600 Incyte Corp. † .................... 506,464
46,800 Indivior plc † ..................... 148,507
1,374 Inogen Inc. † ..................... 33,361
1,500 Intellia Therapeutics Inc. † ........... 83,940
14,000 Intercept Pharmaceuticals Inc. † ....... 195,300
555 Intuitive Surgical Inc. † .............. 104,029
27,000 Invitae Corp. † .................... 66,420
2,200 iRhythm Technologies Inc. † .......... 275,616
30,700 Johnson & Johnson ............... 5,015,152
7,000 Jounce Therapeutics Inc. † ........... 16,380
1,500 Koninklijke DSM NV ............... 172,660
400 Laboratory Corp. of America Holdings ... 81,924
12,569 Lannett Co. Inc. † ................. 5,656
1,833 Larimar Therapeutics Inc. † .......... 5,866
2,000 LeMaitre Vascular Inc. .............. 101,360
6,750 Marinus Pharmaceuticals Inc. † ........ 44,887
10,500 Medmix AG ..................... 183,779
700 Medpace Holdings Inc. † ............ 110,019
101,700 Merck & Co. Inc. .................. 8,758,404
2,000 Meridian Bioscience Inc. † ........... 63,060
200 Moderna Inc. † ................... 23,650
3,000 NanoString Technologies Inc. † ........ 38,310
1,000 Natera Inc. † ..................... 43,820
6,000 Nektar Therapeutics † .............. 19,200
1,000 Neogen Corp. † ................... 13,970
4,000 NeoGenomics Inc. † ................ 34,440
121,203 Neuronetics Inc. † ................. 385,426
2,000 Nevro Corp. † .................... 93,200
1,275 Novartis AG ..................... 97,599
77,500 Novartis AG , ADR ................. 5,890,775
7,900 NuVasive Inc. † ................... 346,099
4,000 Odonate Therapeutics Inc. † .......... 6,000
77,725 Option Care Health Inc. † ............ 2,446,006
25,000 OraSure Technologies Inc. † .......... 94,750
24,375 Organogenesis Holdings Inc. † ........ 78,975
130 Organon & Co. ................... 3,042
5,000 Orthofix Medical Inc. † .............. 95,550
600 PerkinElmer Inc. .................. 72,198
48,000 Perrigo Co. plc ................... 1,711,680
2,200 Personalis Inc. † .................. 6,534
2,000 Pfizer Inc. ...................... 87,520

The Gabelli Equity Trust Inc.
Schedule of Investments (Continued) — September 30, 2022 (Unaudited)
Shares
Market
Value
COMMON STOCKS (Continued)
Health Care (Continued)
8,500 Puma Biotechnology Inc. † ........... $ 20,145
1,500 QIAGEN NV † .................... 61,920
500 Quest Diagnostics Inc. .............. 61,345
2,400 QuidelOrtho Corp. † ................ 171,552
1,500 Quince Therapeutics Inc. † ........... 1,995
300 Repligen Corp. † .................. 56,133
390 Replimune Group Inc. † ............. 6,735
27,064 ReWalk Robotics Ltd. † ............. 24,038
650 Roche Holding AG, Genusschein ....... 213,076
2,374 Rockwell Medical Inc. † ............. 3,134
3,000 Sangamo Therapeutics Inc. † ......... 14,700
2,100 Sanofi ......................... 161,355
17,500 Sema4 Holdings Corp. † ............. 15,356
1,000 Siemens Healthineers AG ............ 43,397
2,596 Sio Gene Therapies Inc. † ............ 727
164,001 SmileDirectClub Inc. † .............. 148,487
10,000 Standard BioTools Inc. † ............. 11,000
10,115 Tactile Systems Technology Inc. † ...... 78,796
3,000 Takeda Pharmaceutical Co. Ltd. ....... 78,083
2,000 Tandem Diabetes Care Inc. † .......... 95,700
6,000 Teladoc Health Inc. † ............... 152,100
11,000 Teva Pharmaceutical Industries Ltd. , ADR † 88,770
15,700 Tristel plc ....................... 57,848
36,690 UnitedHealth Group Inc. ............ 18,529,918
11,996 Valeritas Holdings Inc. † (a) ........... 0
10,000 Vapotherm Inc. † .................. 15,700
5,760 Vericel Corp. † .................... 133,632
1,050 Vertex Pharmaceuticals Inc. † ......... 304,017
6,000 Viatris Inc. ...................... 51,120
4,000 Waters Corp. † ................... 1,078,120
16,600 Zimmer Biomet Holdings Inc. ......... 1,735,530
2,960 Zimvie Inc. † ..................... 29,215
24,820 Zoetis Inc. ...................... 3,680,558
608 Zosano Pharma Corp. † ............. 67
98,855,306
Consumer Products — 4 .8%
41,575 American Outdoor Brands Inc. † ....... 364,613
13,100 Christian Dior SE ................. 7,645,419
27,000 Church & Dwight Co. Inc. ........... 1,928,880
205,000 Edgewell Personal Care Co. .......... 7,667,000
87,000 Energizer Holdings Inc. ............. 2,187,180
35,500 Essity AB , Cl. B ................... 706,312
2,100 Givaudan SA .................... 6,391,304
80,000 Hanesbrands Inc. ................. 556,800
23,800 Harley-Davidson Inc. ............... 830,144
1,270 Hermes International ............... 1,514,756
500 Hunter Douglas NV † ............... 85,656
2,200 Johnson Outdoors Inc. , Cl. A ......... 112,882
7,959 Kimball International Inc. , Cl. B ........ 50,062
Shares
Market
Value
25,000 Mattel Inc. † ..................... $ 473,500
13,000 National Presto Industries Inc. ........ 845,650
13,000 Oil-Dri Corp. of America ............. 314,600
49,900 Reckitt Benckiser Group plc .......... 3,329,579
6,000 Spectrum Brands Holdings Inc. ....... 234,180
27,600 Svenska Cellulosa AB SCA , Cl. B ....... 353,156
4,700,000 Swedish Match AB ................ 46,586,439
3,400 The Estee Lauder Companies Inc. , Cl. A .. 734,060
4,280 Unilever plc ..................... 189,672
5,100 Zalando SE † (b) ................... 101,115
83,202,959
Automotive: Parts and Accessories — 4 .5%
5,000 Aptiv plc † ...................... 391,050
89,600 BorgWarner Inc. .................. 2,813,440
345,900 Dana Inc. ....................... 3,953,637
26,000 Garrett Motion Inc. † ............... 146,900
214,200 Genuine Parts Co. ................. 31,984,344
300,500 Modine Manufacturing Co. † .......... 3,888,470
42,800 O'Reilly Automotive Inc. † ............ 30,103,380
105,000 Standard Motor Products Inc. ........ 3,412,500
24,000 Strattec Security Corp. † ............. 499,200
110,000 Superior Industries International Inc. † ... 332,200
15,000 Tenneco Inc. , Cl. A † ............... 260,850
77,785,971
Energy and Utilities — 4 .2%
45,000 APA Corp. ...................... 1,538,550
50,000 Avangrid Inc. .................... 2,085,000
23,000 Baker Hughes Co. ................. 482,080
21,000 BP plc , ADR ..................... 599,550
16,000 CMS Energy Corp. ................ 931,840
183,100 ConocoPhillips ................... 18,738,454
11,190 Electricite de France SA ............. 130,395
98,400 Enbridge Inc. .................... 3,650,640
51,000 Energy Transfer LP ................ 562,530
73,700 Enterprise Products Partners LP ....... 1,752,586
1,500 Eos Energy Enterprises Inc. † ......... 2,505
48,000 Evergy Inc. ...................... 2,851,200
40,000 Eversource Energy ................ 3,118,400
44,000 Exxon Mobil Corp. ................ 3,841,640
250,000 Halliburton Co. ................... 6,155,000
57,500 Kinder Morgan Inc. ................ 956,800
4,000 Marathon Oil Corp. ................ 90,320
8,000 Marathon Petroleum Corp. ........... 794,640
46,500 National Fuel Gas Co. .............. 2,862,075
42,500 NextEra Energy Inc. ................ 3,332,425
53,500 NextEra Energy Partners LP .......... 3,868,585
4,000 Niko Resources Ltd. † .............. 11
21,500 Occidental Petroleum Corp. .......... 1,321,175
115,000 Oceaneering International Inc. † ....... 915,400
90,000 PG&E Corp. † .................... 1,125,000
17,000 Phillips 66 ...................... 1,372,240

The Gabelli Equity Trust Inc.
Schedule of Investments (Continued) — September 30, 2022 (Unaudited)
Shares
Market
Value
COMMON STOCKS (Continued)
Energy and Utilities (Continued)
25,000 Portland General Electric Co. ......... $ 1,086,500
70,000 RPC Inc. ....................... 485,100
47,000 Schlumberger NV ................. 1,687,300
41,000 Southwest Gas Holdings Inc. ......... 2,859,750
100,000 The AES Corp. ................... 2,260,000
2,280 TotalEnergies SE .................. 107,871
34,000 UGI Corp. ....................... 1,099,220
72,664,782
Entertainment — 4 .1%
30,800 Activision Blizzard Inc. .............. 2,289,672
20,158 Charter Communications Inc. , Cl. A † .... 6,114,929
2,000 Electronic Arts Inc. ................ 231,420
90,000 Genting Singapore Ltd. ............. 49,191
816,000 Grupo Televisa SAB , ADR ............ 4,390,080
35,000 IMAX Corp. † .................... 494,200
9,000 International Game Technology plc ..... 142,200
95,500 Liberty Media Corp.- Liberty Braves , Cl. A † 2,688,325
160,208 Liberty Media Corp.- Liberty Braves , Cl. C † 4,405,720
3,500 Light & Wonder Inc. † .............. 150,080
12,000 Lions Gate Entertainment Corp. , Cl. B † .. 83,400
142,394 Madison Square Garden Entertainment
Corp. † ....................... 6,278,151
96,567 Madison Square Garden Sports Corp. † .. 13,196,846
2,170 Netflix Inc. † ..................... 510,905
394,000 Paramount Global , Cl. A ............. 8,486,760
46,000 Paramount Global , Cl. B ............. 875,840
15,000 Rovio Entertainment Oyj ............ 83,721
12,000 Take-Two Interactive Software Inc. † .... 1,308,000
40,000 TBS Holdings Inc. ................. 437,504
109,050 The Walt Disney Co. † .............. 10,286,687
7,600 Ubisoft Entertainment SA † ........... 210,938
60,000 Universal Entertainment Corp. † ....... 773,578
41,000 Universal Music Group NV ........... 776,558
466,000 Vivendi SE ...................... 3,640,839
268,447 Warner Bros Discovery Inc. † ......... 3,087,141
1,700 Xilam Animation SA † ............... 53,315
71,046,000
Machinery — 3 .9%
25,000 Astec Industries Inc. ............... 779,750
12,800 Caterpillar Inc. ................... 2,100,224
339,610 CNH Industrial NV ................. 3,793,444
135,500 Deere & Co. ..................... 45,242,095
6,688 Regal Rexnord Corp. ............... 938,727
167,000 Xylem Inc. ...................... 14,589,120
67,443,360
Business Services — 3 .7%
10,000 Allegion plc ..................... 896,800
9,100 Applus Services SA ................ 51,147
Shares
Market
Value
425,000 Clear Channel Outdoor Holdings Inc. † ... $ 582,250
190,000 Diebold Nixdorf Inc. † .............. 463,600
3,000 Edenred ........................ 139,246
2,000 ICF International Inc. ............... 218,040
16,000 Jardine Matheson Holdings Ltd. ....... 810,240
11,000 Lamar Advertising Co. , Cl. A, REIT ..... 907,390
156,230 Mastercard Inc. , Cl. A .............. 44,422,438
104,000 Network International Holdings plc † .... 351,847
400,000 Paysafe Ltd. † .................... 552,000
160,500 Resideo Technologies Inc. † .......... 3,059,130
1,220,000 Steel Connect Inc. † ................ 1,671,400
209,000 The Interpublic Group of Companies Inc. . 5,350,400
10,000 United Parcel Service Inc. , Cl. B ....... 1,615,400
5,000 Viad Corp. † ..................... 157,900
12,500 Visa Inc. , Cl. A ................... 2,220,625
20,000 Willdan Group Inc. † ............... 296,200
4,500 Worldline SA † ................... 179,408
63,945,461
Consumer Services — 3 .0%
10,700 Amazon.com Inc. † ................ 1,209,100
383,500 Bollore SE ...................... 1,774,760
2,000 Deutsche Post AG ................. 60,988
11,000 eBay Inc. ....................... 404,910
36,200 IAC Inc. † ....................... 2,004,756
58,900 Matthews International Corp. , Cl. A ..... 1,319,949
1,242,000 Rollins Inc. ...................... 43,072,560
62,386 Terminix Global Holdings Inc. † ........ 2,388,760
4,000 Travel + Leisure Co. ................ 136,480
550,000 Vroom Inc. † ..................... 638,000
53,010,263
Environmental Services — 2 .9%
5,000 Clean Harbors Inc. † ............... 549,900
30,000 Pentair plc ...................... 1,218,900
220,000 Republic Services Inc. .............. 29,928,800
15,620 Veolia Environnement SA ............ 301,728
110,100 Waste Management Inc. ............ 17,639,121
29,500 Zurn Elkay Water Solutions Corp. ...... 722,750
50,361,199
Retail — 2 .8%
5,500 ASOS plc † ...................... 34,943
58,400 AutoNation Inc. † .................. 5,949,208
5,000 BARK Inc. † ..................... 9,100
5,000 Casey's General Stores Inc. .......... 1,012,600
10,500 Copart Inc. † ..................... 1,117,200
33,590 Costco Wholesale Corp. ............. 15,863,549
93,400 CVS Health Corp. ................. 8,907,558
17,000 Lowe's Companies Inc. ............. 3,192,770
125,000 Macy's Inc. ..................... 1,958,750
1,500 Petco Health & Wellness Co. Inc. † ..... 16,740
99,065 PetIQ Inc. † ...................... 683,549

The Gabelli Equity Trust Inc.
Schedule of Investments (Continued) — September 30, 2022 (Unaudited)
Shares
Market
Value
COMMON STOCKS (Continued)
Retail (Continued)
15,000 Pets at Home Group plc ............. $ 44,215
140,000 Qurate Retail Inc. , Cl. A ............. 281,400
35,000 Sally Beauty Holdings Inc. † .......... 441,000
14,900 Shake Shack Inc. , Cl. A † ............ 670,202
117,000 The Wendy's Co. .................. 2,186,730
60,000 Walgreens Boots Alliance Inc. ........ 1,884,000
30,000 Walmart Inc. .................... 3,891,000
48,144,514
Electronics — 2 .7%
6,400 ams-OSRAM AG † ................. 40,513
23,000 Arlo Technologies Inc. † ............. 106,720
40,600 Bel Fuse Inc. , Cl. A ................ 1,134,770
62,991 Bel Fuse Inc. , Cl. B ................ 1,590,523
135,000 Flex Ltd. † ....................... 2,249,100
4,000 Hitachi Ltd. , ADR ................. 340,480
58,500 Intel Corp. ...................... 1,507,545
33,000 Koninklijke Philips NV .............. 507,870
1,300 Mettler-Toledo International Inc. † ...... 1,409,356
250,000 Mirion Technologies Inc. † ........... 1,867,500
30,000 Plug Power Inc. † ................. 630,300
22,000 Sony Group Corp. , ADR ............. 1,409,100
40,000 TE Connectivity Ltd. ............... 4,414,400
184,200 Texas Instruments Inc. ............. 28,510,476
900 Thermo Fisher Scientific Inc. ......... 456,471
1,000 Universal Display Corp. ............. 94,350
8,000 Vishay Precision Group Inc. † ......... 236,720
46,506,194
Cable and Satellite — 2 .1%
60,000 AMC Networks Inc. , Cl. A † ........... 1,218,000
215,980 Comcast Corp. , Cl. A ............... 6,334,694
48,642 DISH Network Corp. , Cl. A † .......... 672,719
112,141 EchoStar Corp. , Cl. A † .............. 1,846,962
147,605 Liberty Global plc , Cl. A † ............ 2,301,162
349,064 Liberty Global plc , Cl. C † ............ 5,759,556
82,012 Liberty Latin America Ltd. , Cl. A † ...... 507,654
6,625 Liberty Latin America Ltd. , Cl. C † ...... 40,744
377,500 Rogers Communications Inc. , Cl. B ..... 14,548,850
158,000 Shaw Communications Inc. , Cl. B ...... 3,842,560
37,072,901
Computer Software and Services — 1 .9%
10,000 3D Systems Corp. † ................ 79,800
330 Adobe Inc. † ..................... 90,816
1,000 Alibaba Group Holding Ltd. , ADR † ..... 79,990
17,000 Alphabet Inc. , Cl. A † ............... 1,626,050
115,060 Alphabet Inc. , Cl. C † ............... 11,063,019
2,200 Atos SE † ....................... 17,594
400 Autodesk Inc. † ................... 74,720
11,000 Avid Technology Inc. † .............. 255,860
Shares
Market
Value
25,000 Black Knight Inc. † ................. $ 1,618,250
7,500 Check Point Software Technologies Ltd. † . 840,150
1,740 Cloudflare Inc. , Cl. A † .............. 96,239
670 CrowdStrike Holdings Inc. , Cl. A † ...... 110,423
5,000 Digital Turbine Inc. † ............... 72,050
2,000 Fidelity National Information Services Inc. 151,140
17,020 Fiserv Inc. † ..................... 1,592,561
2,000 Fortinet Inc. † .................... 98,260
90,000 Hewlett Packard Enterprise Co. ........ 1,078,200
66,400 HireRight Holdings Corp. † ........... 1,013,264
47,000 I3 Verticals Inc. , Cl. A † ............. 941,410
38,000 Kyndryl Holdings Inc. † ............. 314,260
14,100 Meta Platforms Inc. , Cl. A † .......... 1,913,088
4,000 Micron Technology Inc. ............. 200,400
4,870 Microsoft Corp. .................. 1,134,223
4,000 MKS Instruments Inc. .............. 330,560
32,400 N-able Inc. † ..................... 299,052
12,000 NCR Corp. † ..................... 228,120
5,000 NortonLifeLock Inc. ................ 100,700
1,370 NVIDIA Corp. .................... 166,304
8,000 Oracle Corp. ..................... 488,560
140,000 Oxford Metrics plc ................ 128,180
37,500 PAR Technology Corp. † ............. 1,107,375
20,000 Playtech plc † .................... 98,614
4,700 PSI Software AG .................. 90,374
200 Qualtrics International Inc. , Cl. A † ...... 2,036
18,000 Rockwell Automation Inc. ........... 3,871,980
700 Salesforce Inc. † .................. 100,688
1,800 SAP SE , ADR .................... 146,250
455 ServiceNow Inc. † ................. 171,813
540 Snowflake Inc. , Cl. A † .............. 91,778
21,000 SolarWinds Corp. † ................ 162,750
400 Splunk Inc. † ..................... 30,080
1,300 Temenos AG ..................... 88,854
4,000 Twitter Inc. † ..................... 175,360
5,000 Unity Software Inc. † ............... 159,300
400 Veeva Systems Inc. , Cl. A † ........... 65,952
73,000 Vimeo Inc. † ..................... 292,000
7,700 VMware Inc. , Cl. A ................ 819,742
2,100 ZoomInfo Technologies Inc. † ......... 87,486
400 Zscaler Inc. † .................... 65,748
33,831,423
Aerospace and Defense — 1 .8%
214,000 Aerojet Rocketdyne Holdings Inc. † ..... 8,557,860
1,400 Airbus SE ....................... 121,963
15,000 Avio SpA ....................... 135,100
22,000 BAE Systems plc .................. 194,007
14,000 Howmet Aerospace Inc. ............. 433,020
500 IQVIA Holdings Inc. † ............... 90,570
44,700 Kaman Corp. .................... 1,248,471
4,000 Kratos Defense & Security Solutions Inc. † 40,640

The Gabelli Equity Trust Inc.
Schedule of Investments (Continued) — September 30, 2022 (Unaudited)
Shares
Market
Value
COMMON STOCKS (Continued)
Aerospace and Defense (Continued)
13,000 L3Harris Technologies Inc. ........... $ 2,701,790
17,300 Northrop Grumman Corp. ........... 8,136,536
3,915,666 Rolls-Royce Holdings plc † ........... 3,042,500
1,500 Thales SA ...................... 166,119
58,000 The Boeing Co. † .................. 7,022,640
31,891,216
Broadcasting — 1 .7%
2,000 Cogeco Inc. ..................... 79,777
24,000 Corus Entertainment Inc.,
OTC , Cl. B ..................... 41,088
131,400 Fox Corp. , Cl. A ................... 4,031,352
60,000 Fox Corp. , Cl. B ................... 1,710,000
16,000 Gray Television Inc. ................ 229,120
19,250 Liberty Broadband Corp. , Cl. A † ....... 1,436,050
73,172 Liberty Broadband Corp. , Cl. C † ....... 5,400,094
35,333 Liberty Media Corp.- Liberty Formula One ,
Cl. A † ........................ 1,855,689
34,750 Liberty Media Corp.- Liberty Formula One ,
Cl. C † ........................ 2,032,875
55,000 Liberty Media Corp.- Liberty SiriusXM ,
Cl. A † ........................ 2,093,850
163,449 Liberty Media Corp.- Liberty SiriusXM ,
Cl. C † ........................ 6,163,662
20,000 Nexstar Media Group Inc. ........... 3,337,000
95,000 Sinclair Broadcast Group Inc. , Cl. A ..... 1,718,550
80,000 Television Broadcasts Ltd. † .......... 35,466
30,164,573
Hotels and Gaming — 1 .5%
109,500 888 Holdings plc .................. 114,437
16,000 Accor SA † ...................... 338,862
76,000 Bally's Corp. † .................... 1,501,760
18,000 Better Collective A/S † .............. 229,184
15,000 Caesars Entertainment Inc. † .......... 483,900
76,500 Entain plc ....................... 927,619
2,500 Flutter Entertainment plc † ........... 277,407
2,000 Frontier Developments plc † .......... 29,879
26,000 Gambling.com Group Ltd. † .......... 197,600
33,700 GAN Ltd. † ...................... 74,814
96,000 Genius Sports Ltd. † ............... 352,320
7,000 Hyatt Hotels Corp. , Cl. A † ........... 566,720
14,500 Las Vegas Sands Corp. † ............ 544,040
4,213,500 Mandarin Oriental International Ltd. † ... 7,921,380
10,000 Marriott International Inc. , Cl. A ....... 1,401,400
70,000 MGM China Holdings Ltd. † .......... 38,702
76,000 MGM Resorts International .......... 2,258,720
6,000 Penn Entertainment Inc. † ............ 165,060
25,000 PlayAGS Inc. † ................... 132,500
114,800 Ryman Hospitality Properties Inc. , REIT . 8,448,132
200,000 The Hongkong & Shanghai Hotels Ltd. † . 173,256
Shares
Market
Value
4,000 Wyndham Hotels & Resorts Inc. ....... $ 245,400
7,400 Wynn Resorts Ltd. † ............... 466,422
26,889,514
Building and Construction — 1 .5%
27,000 Arcosa Inc. ...................... 1,543,860
4,500 Ashtead Group plc ................ 205,300
18,000 Assa Abloy AB , Cl. B ............... 340,126
22,800 Canfor Corp. † .................... 331,928
4,000 Cie de Saint-Gobain ................ 145,243
44,500 Fortune Brands Home & Security Inc. ... 2,389,205
29,025 Gencor Industries Inc. † ............. 261,515
2,500 H&E Equipment Services Inc. ......... 70,850
61,148 Herc Holdings Inc. ................ 6,352,054
35,200 Ibstock plc ...................... 64,535
215,814 Johnson Controls International plc ..... 10,622,365
20,000 KBR Inc. ....................... 864,400
20,000 PGT Innovations Inc. † .............. 419,200
12,000 Sika AG ........................ 2,440,864
105,000 Sitios Latinoamerica SAB de CV † ...... 47,809
3,000 Vulcan Materials Co. ............... 473,130
26,572,384
Specialty Chemicals — 1 .5%
11,000 AdvanSix Inc. .................... 353,100
1,600 Covestro AG ..................... 46,321
128,000 DuPont de Nemours Inc. ............ 6,451,200
26,000 FMC Corp. ...................... 2,748,200
15,000 H.B. Fuller Co. ................... 901,500
60,500 International Flavors & Fragrances Inc. .. 5,495,215
2,800 Johnson Matthey plc ............... 57,290
450 Linde plc ....................... 121,315
119,900 Sensient Technologies Corp. ......... 8,313,866
13,000 SGL Carbon SE † .................. 76,444
2,000 The Chemours Co. ................ 49,300
580 The Sherwin-Williams Co. ........... 118,755
12,500 Treatt plc ....................... 82,346
26,000 Valvoline Inc. .................... 658,840
25,473,692
Telecommunications — 1 .4%
26,000 AT&T Inc. ....................... 398,840
55,400 BCE Inc. ........................ 2,323,476
874,200 BT Group plc , Cl. A ................ 1,184,483
7,040,836 Cable & Wireless Jamaica Ltd. † (a) ..... 53,710
6,000 Cisco Systems Inc. ................ 240,000
27,000 Comtech Telecommunications Corp. .... 270,270
29,180 Deutsche Telekom AG .............. 500,234
125,000 Deutsche Telekom AG , ADR .......... 2,132,500
36,000 Hellenic Telecommunications Organization
SA .......................... 523,935
15,000 Hellenic Telecommunications Organization
SA , ADR ...................... 105,075

The Gabelli Equity Trust Inc.
Schedule of Investments (Continued) — September 30, 2022 (Unaudited)
Shares
Market
Value
COMMON STOCKS (Continued)
Telecommunications (Continued)
264,732 Koninklijke KPN NV ................ $ 719,197
1,100,000 NII Holdings Inc., Escrow † ........... 385,000
16,000 Oi SA , ADR † ..................... 3
4,267 Oi SA , Cl. C, ADR ................. 427
13,500 SoftBank Group Corp. .............. 457,058
21,000 Telecom Argentina SA , ADR .......... 84,210
495,000 Telecom Italia SpA † ................ 92,319
70,000 Telefonica Brasil SA , ADR ........... 526,400
340,000 Telefonica SA , ADR ................ 1,101,600
501,000 Telephone and Data Systems Inc. ...... 6,963,900
50,000 TELUS Corp. .................... 992,869
46,075 TIM SA , ADR .................... 515,118
76,000 VEON Ltd. , ADR † ................. 24,320
98,000 Verizon Communications Inc. ......... 3,721,060
174,000 Vodafone Group plc ............... 196,456
91,100 Vodafone Group plc , ADR ........... 1,032,163
24,544,623
Aviation: Parts and Services — 1 .2%
35,000 Astronics Corp. † .................. 275,100
146,800 Curtiss-Wright Corp. ............... 20,428,688
20,703,788
Real Estate — 1 .0%
790 American Tower Corp. , REIT .......... 169,613
8,000 Bresler & Reiner Inc. † .............. 249
10,267 Gaming and Leisure Properties Inc. , REIT 454,212
57,000 Indus Realty Trust Inc. , REIT ......... 2,985,090
17,000 Rayonier Inc. , REIT ................ 509,490
60,000 Seritage Growth Properties , Cl. A, REIT † . 541,200
10,000 Tejon Ranch Co. † ................. 144,000
318,000 The St. Joe Co. ................... 10,185,540
65,000 VICI Properties Inc. , REIT ........... 1,940,250
10,000 Weyerhaeuser Co. , REIT ............ 285,600
17,215,244
Agriculture — 0 .9%
183,500 Archer-Daniels-Midland Co. .......... 14,762,575
7,000 The Mosaic Co. ................... 338,310
15,100,885
Transportation — 0 .8%
100,000 Fortress Transportation and Infrastructure
Investors LLC , Cl. A .............. 1,499,500
340,000 FTAI Infrastructure Inc. † ............ 816,000
130,200 GATX Corp. ..................... 11,086,530
23,000 TravelCenters of America Inc. † ........ 1,240,390
500 Union Pacific Corp. ................ 97,410
14,739,830
Metals and Mining — 0 .8%
37,400 Agnico Eagle Mines Ltd. ............ 1,579,402
Shares
Market
Value
200 Alliance Resource Partners LP ........ $ 4,580
41,000 Barrick Gold Corp. ................ 635,500
30,000 Cleveland-Cliffs Inc. † ............... 404,100
124,500 Freeport-McMoRan Inc. ............. 3,402,585
25,239 Livent Corp. † .................... 773,575
4,000 Materion Corp. ................... 320,000
50,000 New Hope Corp. Ltd. ............... 201,170
136,000 Newmont Corp. .................. 5,716,080
60,000 TimkenSteel Corp. † ................ 899,400
10,000 Vale SA , ADR .................... 133,200
14,069,592
Automotive — 0 .7%
15,850 Daimler Truck Holding AG † .......... 362,714
133,500 General Motors Co. ................ 4,284,015
87,000 Iveco Group NV † ................. 415,237
3,700 Mercedes-Benz Group AG ........... 189,831
70,000 PACCAR Inc. .................... 5,858,300
50,000 Piaggio & C SpA .................. 101,729
35,000 Stellantis NV .................... 414,400
700 Tesla Inc. † ...................... 185,675
8,000 The Shyft Group Inc. ............... 163,440
1,930 Toyota Motor Corp. , ADR ............ 251,460
42,000 Traton SE ....................... 503,824
12,730,625
Communications Equipment — 0 .6%
12,350 Apple Inc. ...................... 1,706,770
3,250 Arista Networks Inc. † .............. 366,892
233,000 Corning Inc. ..................... 6,761,660
133,932 Edgio Inc. † ...................... 372,331
2,500 Motorola Solutions Inc. ............. 559,925
4,500 QUALCOMM Inc. ................. 508,410
12,500 Telefonaktiebolaget LM Ericsson , Cl. B .. 73,766
63,000 Telesat Corp. † ................... 492,030
10,841,784
Wireless Communications — 0 .6%
105,000 America Movil SAB de CV , Cl. L, ADR ... 1,729,350
10,000 Anterix Inc. † ..................... 357,200
98,000 Millicom International Cellular SA , SDR † . 1,132,537
105,000 Operadora De Sites Mexicanos SAB de CV 87,902
32,400 T-Mobile US Inc. † ................. 4,347,108
95,000 United States Cellular Corp. † ......... 2,472,850
10,126,947
Manufactured Housing and Recreational Vehicles — 0 .3%
1,860 Cavco Industries Inc. † .............. 382,714
13,314 Legacy Housing Corp. † ............. 228,335
5,000 Martin Marietta Materials Inc. ......... 1,610,450
36,413 Nobility Homes Inc. ................ 883,015
41,400 Skyline Champion Corp. † ............ 2,188,818

The Gabelli Equity Trust Inc.
Schedule of Investments (Continued) — September 30, 2022 (Unaudited)
Shares
Market
Value
COMMON STOCKS (Continued)
Manufactured Housing and Recreational Vehicles
(Continued)
2,500 The AZEK Co. Inc. † ................ $ 41,550
5,334,882
Publishing — 0 .3%
1,400 Graham Holdings Co. , Cl. B .......... 753,172
105,000 News Corp. , Cl. A ................. 1,586,550
90,600 News Corp. , Cl. B ................. 1,397,052
70,000 The E.W. Scripps Co. , Cl. A † .......... 788,900
4,525,674
Semiconductors — 0 .1%
8,000 Advanced Micro Devices Inc. † ........ 506,880
80,000 Alphawave IP Group plc † ............ 123,088
2,000 Applied Materials Inc. .............. 163,860
225 ASML Holding NV ................. 93,454
1,200 Axcelis Technologies Inc. † ........... 72,672
500 Azenta Inc. ...................... 21,430
200 Lam Research Corp. ............... 73,200
2,000 Lattice Semiconductor Corp. † ........ 98,420
2,300 Marvell Technology Inc. ............. 98,693
3,000 nLight Inc. † ..................... 28,350
2,200 NXP Semiconductors NV ............ 324,522
157 SkyWater Technology Inc. † .......... 1,201
3,000 Taiwan Semiconductor Manufacturing Co.
Ltd. , ADR ..................... 205,680
1,811,450
Computer Hardware — 0.0%
11,000 Dell Technologies Inc. , Cl. C .......... 375,870
5,500 HP Inc. ........................ 137,060
3,000 NETGEAR Inc. † ................... 60,120
573,050
TOTAL COMMON STOCKS ........... 1,721,598,925
CLOSED-END FUNDS — 0 .2%
245,000 Altaba Inc., Escrow † ............... 931,000
4,285 Royce Global Value Trust Inc. ......... 34,366
46,158 Royce Value Trust Inc. .............. 579,283
65,000 SuRo Capital Corp. ................ 251,550
98,000 The Central Europe, Russia,
and Turkey Fund Inc. ............. 647,780
159,000 The New Germany Fund Inc. ......... 1,106,640
3,550,619
TOTAL CLOSED-END FUNDS ......... 3,550,619
Shares
Market
Value
PREFERRED STOCKS — 0 .2%
Retail — 0 .1%
41,750 Qurate Retail Inc. , 8.000% , 03/15/31 .... $ 1,901,295
Diversified Industrial — 0 .1%
80,000 Steel Partners Holdings LP , Ser. A , 6.000% ,
02/07/26 ...................... 1,862,400
TOTAL PREFERRED STOCKS ......... 3,763,695
CONVERTIBLE PREFERRED STOCKS — 0.0%
Automotive: Parts and Accessories — 0.0%
37,672 Garrett Motion Inc. , Ser. A ,
11.000% ..................... 267,848
WARRANTS — 0.0%
Diversified Industrial — 0.0%
379,000 Ampco-Pittsburgh Corp. , expire 08/01/25 † 102,254
Energy and Utilities — 0.0%
2,504 Occidental Petroleum Corp. , expire
08/03/27 † ..................... 99,209
Financial Services — 0.0%
24,000 Liberty Media Acquisition Corp. , expire
12/31/27 † ..................... 96
150,000 Post Holdings Partnering Corp. , expire
02/09/23 † ..................... 15,720
15,816
TOTAL WARRANTS ................ 217,279
Principal
Amount
U.S. GOVERNMENT OBLIGATIONS — 0 .9%
$ 14,775,000 U.S. Treasury Bills,
3.179 % to 3.297% †† , 12/22/22 to
12/29/22 ...................... 14,669,950
TOTAL INVESTMENTS — 100 .0% .....
(Cost $ 1,239,421,608 ) ............ $ 1,744,068,316
(a) Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(b) Security exempt from registration under Rule 144A of the Securities
Act of 1933, as amended. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers.
† Non-income producing security.
†† Represents annualized yields at dates of purchase.
ADR American Depositary Receipt
CDI CHESS (Australia) Depository Interest
REIT Real Estate Investment Trust
SDR Swedish Depositary Receipt

The Gabelli Equity Trust Inc.
Schedule of Investments (Continued) — September 30, 2022 (Unaudited)
Geographic Diversification
% of Total
Investments
Market
Value
North America ...................... 83 .8% $ 1,461,211,807
Europe .............................. 12 .9 224,515,208
Japan ............................... 1 .6 28,548,862
Latin America ....................... 1 .1 19,792,895
Asia/Pacific ......................... 0 .6 9,999,544
Total Investments ................... 100.0% $ 1,744,068,316